Business Combination - Schedule of Amounts of Revenue and Net (Loss) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenue		$ 310
Net income (loss)		(940)
Fathom LLC [Member]
Business Acquisition [Line Items]
Revenue		20,899	$ 6,569
Net income (loss)		370	(1,488)
ICO Mold [Member]
Business Acquisition [Line Items]
Revenue		10,884	672
Net income (loss)		641	$ (982)
Incodema [Member]
Business Acquisition [Line Items]
Revenue		6,900
Net income (loss)		(1,085)
Newchem [Member]
Business Acquisition [Line Items]
Revenue		2,369
Net income (loss)		184
Daholquist Machine [Member] | Incodema Holdings LLC [Member]
Business Acquisition [Line Items]
Revenue		911
Net income (loss)		$ (1,129)
Summit Tooling And Summit Plastics [Member]
Business Acquisition [Line Items]
Revenue	$ 4,496
Net income (loss)	(1,029)
PPP [Member]
Business Acquisition [Line Items]
Revenue	4,571
Net income (loss)	(262)
Centex [Member] | Incodema Holdings LLC [Member]
Business Acquisition [Line Items]
Revenue	3,049
Net income (loss)	(1,102)
Laser [Member] | Incodema Holdings LLC [Member]
Business Acquisition [Line Items]
Revenue	2,707
Net income (loss)	425
Micropulse West [Member]
Business Acquisition [Line Items]
Revenue	3,022
Net income (loss)	$ (187)